Right-of-use assets, long-term financial assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2022	2,708	74	26	2,808
Depreciation	(250)	(12)	(7)	(269)
Balance as of June 30, 2023	2,458	62	19	2,539

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

	For the Three Months
	Ended June 30,
In CHF thousands	2023	2022
Statements of income/(loss)
Depreciation of right-of-use assets	134	141
Interest expense on lease liabilities	24	18
Expense for short-term leases and leases of low value	189	173
Total	347	332

Statements of cash flows
Total cash outflow for leases	349	333

	For the Six Months
	Ended June 30,
In CHF thousands	2023	2022
Statements of income/(loss)
Depreciation of right-of-use assets	269	282
Interest expense on lease liabilities	47	36
Expense for short-term leases and leases of low value	488	347
Total	804	665

Statements of cash flows
Total cash outflow for leases	805	666

Schedule of contractual undiscounted cash flows for lease obligations

As of
In CHF thousands	June 30, 2023
Less than one year	633
1-3 years	1,214
3-5 years	888
Total	2,735